                              OppenheimerFunds, Inc.
                            Two World Financial Center
                                225 Liberty Street
                              New York, NY 10281-1008

August 2, 2005

VIA EDGAR
---------

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA  22312

      Re:  OFI Tremont Core Strategies Hedge Fund
           Registration No. 005-79312
           EDGAR Filing of Amendment to Schedule TO-I

To the Securities and Exchange Commission:

     An electronic  ("EDGAR")  filing is hereby made of an amended Issuer Tender
Offer Statement on Schedule TO, subject to Rule 13e-4 of the Securities Exchange
Act of 1934, on behalf of OFI Tremont Core Strategies Hedge Fund (the "Fund") in
connection with an offer by the Fund to purchase $11,306,211 of interests in the
Fund on the terms and  subject  to the  conditions  set forth in the  Repurchase
Offer Notice and Letter to Repurchase Offer, originally filed on April 29, 2005.

     Please  forward any  comments  you may have to Nancy Vann at  212.323.5089.
Thank you.

                                    Sincerely,

                                    /s/ Lisa I. Bloomberg
                                    ------------------------------------------
                                    Lisa I. Bloomberg
                                    Vice President & Associate Counsel
                                    Phone: 212. 323.0560
                                    Fax: 212. 323.4071
                                    lbloomberg@oppenheimerfunds.com

Attachment

cc:  Mayer, Brown, Rowe & Maw, LLP
     Ernst & Young, LLP
     Nancy Vann, Esq.